SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	$ 1,270,300	$ 350,199
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 1,270,300	$ 350,199